Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	1,166	1,369
Total Fair Value	$ 13,980.2	$ 11,175.9
Gross Unrealized Losses	$ (99.4)	$ (139.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	689	1,157
Less than 12 Months Fair Value	$ 10,434.6	$ 9,627.3
Less than 12 Months Unrealized Losses	$ (58.3)	$ (106.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	477	212
12 Months or Greater Fair Value	$ 3,545.6	$ 1,548.6
12 Months or Greater Unrealized Losses	$ (41.1)	$ (33.1)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	1,143	1,281
Total Fair Value	$ 13,839.0	$ 10,824.2
Gross Unrealized Losses	$ (90.4)	$ (121.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	670	1,080
Less than 12 Months Fair Value	$ 10,364.7	$ 9,432.4
Less than 12 Months Unrealized Losses	$ (57.6)	$ (101.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	473	201
12 Months or Greater Fair Value	$ 3,474.3	$ 1,391.8
12 Months or Greater Unrealized Losses	$ (32.8)	$ (20.4)
Fixed maturities | U.S. government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	58	30
Total Fair Value	$ 5,817.0	$ 2,774.0
Gross Unrealized Losses	$ (44.0)	$ (29.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	41	30
Less than 12 Months Fair Value	$ 4,869.3	$ 2,774.0
Less than 12 Months Unrealized Losses	$ (34.6)	$ (29.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	17	0
12 Months or Greater Fair Value	$ 947.7	$ 0.0
12 Months or Greater Unrealized Losses	$ (9.4)	$ 0.0
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	358	618
Total Fair Value	$ 1,200.3	$ 1,497.9
Gross Unrealized Losses	$ (9.3)	$ (20.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	230	584
Less than 12 Months Fair Value	$ 737.6	$ 1,404.3
Less than 12 Months Unrealized Losses	$ (4.4)	$ (19.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	128	34
12 Months or Greater Fair Value	$ 462.7	$ 93.6
12 Months or Greater Unrealized Losses	$ (4.9)	$ (1.1)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	222	184
Total Fair Value	$ 2,979.4	$ 2,615.1
Gross Unrealized Losses	$ (14.4)	$ (24.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	171	175
Less than 12 Months Fair Value	$ 2,072.9	$ 2,559.9
Less than 12 Months Unrealized Losses	$ (9.1)	$ (24.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	51	9
12 Months or Greater Fair Value	$ 906.5	$ 55.2
12 Months or Greater Unrealized Losses	$ (5.3)	$ (0.3)
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	201	233
Total Fair Value	$ 300.9	$ 953.7
Gross Unrealized Losses	$ (3.4)	$ (15.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	30	117
Less than 12 Months Fair Value	$ 75.1	$ 209.7
Less than 12 Months Unrealized Losses	$ (0.2)	$ (1.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	171	116
12 Months or Greater Fair Value	$ 225.8	$ 744.0
12 Months or Greater Unrealized Losses	$ (3.2)	$ (13.9)
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	105	111
Total Fair Value	$ 1,682.3	$ 1,347.3
Gross Unrealized Losses	$ (13.3)	$ (25.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	63	85
Less than 12 Months Fair Value	$ 1,221.2	$ 1,061.2
Less than 12 Months Unrealized Losses	$ (5.9)	$ (22.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	42	26
12 Months or Greater Fair Value	$ 461.1	$ 286.1
12 Months or Greater Unrealized Losses	$ (7.4)	$ (2.6)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	197	103
Total Fair Value	$ 1,837.3	$ 1,605.2
Gross Unrealized Losses	$ (4.5)	$ (4.4)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	134	89
Less than 12 Months Fair Value	$ 1,377.8	$ 1,423.3
Less than 12 Months Unrealized Losses	$ (3.3)	$ (3.9)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	63	14
12 Months or Greater Fair Value	$ 459.5	$ 181.9
12 Months or Greater Unrealized Losses	$ (1.2)	$ (0.5)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	2	2
Total Fair Value	$ 21.8	$ 31.0
Gross Unrealized Losses	$ (1.5)	$ (2.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	1	0
Less than 12 Months Fair Value	$ 10.8	$ 0.0
Less than 12 Months Unrealized Losses	$ (0.1)	$ 0.0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	1	2
12 Months or Greater Fair Value	$ 11.0	$ 31.0
12 Months or Greater Unrealized Losses	$ (1.4)	$ (2.0)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	23	88
Total Fair Value	$ 141.2	$ 351.7
Gross Unrealized Losses	$ (9.0)	$ (18.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	19	77
Less than 12 Months Fair Value	$ 69.9	$ 194.9
Less than 12 Months Unrealized Losses	$ (0.7)	$ (5.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	4	11
12 Months or Greater Fair Value	$ 71.3	$ 156.8
12 Months or Greater Unrealized Losses	$ (8.3)	$ (12.7)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	4	13
Total Fair Value	$ 127.8	$ 329.6
Gross Unrealized Losses	$ (8.8)	$ (16.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	1	8
Less than 12 Months Fair Value	$ 56.5	$ 175.2
Less than 12 Months Unrealized Losses	$ (0.5)	$ (3.8)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	3	5
12 Months or Greater Fair Value	$ 71.3	$ 154.4
12 Months or Greater Unrealized Losses	$ (8.3)	$ (12.3)
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security	19	75
Total Fair Value	$ 13.4	$ 22.1
Gross Unrealized Losses	$ (0.2)	$ (2.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year | security	18	69
Less than 12 Months Fair Value	$ 13.4	$ 19.7
Less than 12 Months Unrealized Losses	$ (0.2)	$ (1.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year | security	1	6
12 Months or Greater Fair Value	$ 0.0	$ 2.4
12 Months or Greater Unrealized Losses	$ 0.0	$ (0.4)